Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Research and development [Abstract]
External research and development expenses		$ 7,047	$ 5,825
Employee expenses	[1]	1,548	1,419
Depreciation		6	10
Other expenses		57	52
Total research and development expenses		8,658	7,306
General and administrative [Abstract]
External costs		1,915	2,270
Employee expenses	[2]	881	776
Depreciation		74	67
Total general and administrative expenses		2,870	3,113
Total operating expenses		11,528	10,419
Share-based compensation expense included in employees expenses for employees in research and development department		200	300
Share-based compensation expense included in employees expenses in general and administrative		100	200
Foreign exchange gain/loss [Abstract]
Foreign exchange gain/(loss)		1,321	$ (1,637)
Loss before tax higher/lower related to translation of cash held		$ 5,600

[1]	Included in employee expenses is share based compensation expense of $0.2 million and $0.3 million for the three months ended March 31, 2024 and 2023, respectively, relating to employees in the research and development department.
[2]	Included in employee expenses is share based compensation expense of $0.1 million and $0.2 million for the three months ended March 31, 2024 and 2023, respectively, relating to employees in the general and administrative department.